Company Movement of Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 4,538	$ 5,007	$ 5,839
Profit for the year	1,875	1,603	1,224
Other comprehensive expense for the year	(12)	(22)	(3)
Total comprehensive income	1,863	1,581	1,221
Exercise of share options	23	12	5
Conversion of equity awards to liability awards	0	(5)	(2)
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	14	12	14
Dividends to equity holders of the Company (Note 11)	(2,053)	(2,069)	(2,071)
Ending balance	4,409	4,538	5,007
Capital reserve
Beginning balance	87	87	87
Ending balance	87	87	87
Share premium
Beginning balance	1,428	1,411	1,403
Exercise of share options	23	12	5
Transfer to share premium upon exercise of share options	6	5	3
Ending balance	1,457	1,428	1,411
Share-based compensation reserves
Beginning balance	88	89	82
Conversion of equity awards to liability awards		(5)	(2)
Transfer to share premium upon exercise of share options	(6)	(5)	(3)
Forfeiture of share options	(4)	(3)	(3)
Share-based compensation of the Company	14	12	14
Ending balance	92	88	89
Currency translation reserve
Beginning balance	(16)	6	9
Other comprehensive expense for the year	(12)	(22)	(3)
Total comprehensive income	(12)	(22)	(3)
Ending balance	(28)	(16)	6
Retained earnings
Beginning balance	2,888	3,327	4,171
Profit for the year	1,875	1,603	1,224
Total comprehensive income	1,875	1,603	1,224
Forfeiture of share options	4	3	3
Dividends to equity holders of the Company (Note 11)	(2,053)	(2,069)	(2,071)
Ending balance	2,714	2,888	3,327
Parent Company [Member]
Beginning balance	1,863
Ending balance	2,035	1,863
Parent Company [Member] | Reserves [Member]
Beginning balance	1,782	2,198	1,687
Profit for the year	2,192	1,645	2,567
Other comprehensive expense for the year	(4)	(11)	(2)
Total comprehensive income	2,188	1,634	2,565
Exercise of share options	23	12	5
Conversion of equity awards to liability awards		(5)	(2)
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	14	12	14
Dividends to equity holders of the Company (Note 11)	(2,053)	(2,069)	(2,071)
Ending balance	1,954	1,782	2,198
Parent Company [Member] | Capital reserve
Beginning balance	106	106	106
Profit for the year	0	0	0
Other comprehensive expense for the year	0	0	0
Total comprehensive income	0	0	0
Exercise of share options	0	0	0
Conversion of equity awards to liability awards		0	0
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	0	0	0
Dividends to equity holders of the Company (Note 11)	0	0	0
Ending balance	106	106	106
Parent Company [Member] | Share premium
Beginning balance	1,428	1,411	1,403
Profit for the year	0	0	0
Other comprehensive expense for the year	0	0	0
Total comprehensive income	0	0	0
Exercise of share options	23	12	5
Conversion of equity awards to liability awards		0	0
Transfer to share premium upon exercise of share options	6	5	3
Forfeiture of share options	0	0	0
Share-based compensation of the Company	0	0	0
Dividends to equity holders of the Company (Note 11)	0	0	0
Ending balance	1,457	1,428	1,411
Parent Company [Member] | Share-based compensation reserves
Beginning balance	49	50	44
Profit for the year	0	0	0
Other comprehensive expense for the year	0	0	0
Total comprehensive income	0	0	0
Exercise of share options	0	0	0
Conversion of equity awards to liability awards		(5)	(2)
Transfer to share premium upon exercise of share options	(6)	(5)	(3)
Forfeiture of share options	(4)	(3)	(3)
Share-based compensation of the Company	14	12	14
Dividends to equity holders of the Company (Note 11)	0	0	0
Ending balance	53	49	50
Parent Company [Member] | Currency translation reserve
Beginning balance	(14)	(3)	(1)
Profit for the year	0	0	0
Other comprehensive expense for the year	(4)	(11)	(2)
Total comprehensive income	(4)	(11)	(2)
Exercise of share options	0	0	0
Conversion of equity awards to liability awards		0	0
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	0	0	0
Dividends to equity holders of the Company (Note 11)	0	0	0
Ending balance	(18)	(14)	(3)
Parent Company [Member] | Retained earnings
Beginning balance	213	634	135
Profit for the year	2,192	1,645	2,567
Other comprehensive expense for the year	0	0	0
Total comprehensive income	2,192	1,645	2,567
Exercise of share options	0	0	0
Conversion of equity awards to liability awards		0	0
Transfer to share premium upon exercise of share options	0	0	0
Forfeiture of share options	4	3	3
Share-based compensation of the Company	0	0	0
Dividends to equity holders of the Company (Note 11)	(2,053)	(2,069)	(2,071)
Ending balance	$ 356	$ 213	$ 634